Inventories (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Aug. 31, 2022
Inventories Abstract
Ore stockpile	$ 1,922	$ 2,643
Gold in circuit	1,032	210
Gold doré	92	253
Total precious metals inventories	3,046	3,106
Supplies	1,299	524
Total inventories	$ 4,345	$ 3,630